UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number:  811-03495

DWS Money Market Trust
 (Exact Name of Registrant as Specified in Charter)

345 Park Avenue
New York, NY 10154-0004
 (Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 250-3220

Paul Schubert
60 Wall Street
New York, NY 10005
 (Name and Address of Agent for Service)

Date of fiscal year end:	12/31

Date of reporting period:	6/30/2013

ITEM 1.	REPORT TO STOCKHOLDERS

JUNE 30, 2013 Semiannual Report to Shareholders

DWS Money Market Series

Contents
DWS Money Market Series
4 Portfolio Summary
5 Statement of Assets and Liabilities
6 Statement of Operations
7 Statement of Changes in Net Assets
8 Financial Highlights
9 Notes to Financial Statements
13 Information About Your Fund's Expenses
Cash Management Portfolio
15 Investment Portfolio
30 Statement of Assets and Liabilities
31 Statement of Operations
31 Statement of Changes in Net Assets
32 Financial Highlights
33 Notes to Financial Statements
36 Other Information
37 Summary of Management Fee Evaluation by Independent Fee Consultant
41 Account Management Resources
43 Privacy Statement

This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider the fund's objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the fund. Please read the prospectus carefully before you invest.

An investment in this fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or by any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. The share price of money market funds can fall below the $1.00 share price. You should not rely on or expect the Advisor to enter into support agreements or take other actions to maintain the fund's $1.00 share price. The credit quality of the fund's holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the fund's share price. The fund's share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. The actions of a few large investors of the fund may have a significant adverse effect on the share price of the fund. See the prospectus for specific details regarding the fund's risk profile.

DWS Investments is part of the Deutsche Asset & Wealth Management division of Deutsche Bank AG.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Portfolio Summary (Unaudited)

Statement of Assets and Liabilities
as of June 30, 2013 (Unaudited)
Assets
Investment in Cash Management Portfolio, at value	$19,747,343,998
Receivable for Fund shares sold	97,384
Due from Advisor	364,354
Other assets	27,102
Total assets	19,747,832,838
Liabilities
Payable for Fund shares redeemed	469,448
Distributions payable	349,839
Accrued Trustees' fees	2,170
Other accrued expenses and payables	92,039
Total liabilities	913,496
Net assets, at value	$19,746,919,342
Net Assets Consist of
Undistributed net investment income	1,611
Accumulated net realized gain (loss)	(897,826)
Paid-in capital	19,747,815,557
Net assets, at value	$19,746,919,342
Net Asset Value
Institutional Shares Net Asset Value, offering and redemption price per share ($19,746,919,342 ÷ 19,748,134,797 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$1.00

The accompanying notes are an integral part of the financial statements.

Statement of Operations
for the six months ended June 30, 2013 (Unaudited)
Investment Income
Income and expenses allocated from Cash Management Portfolio:
Interest	$24,034,677
Expenses*	(14,175,460)
Net investment income allocated from Cash Management Portfolio	9,859,217
Expenses: Administration fee	10,131,857
Services to shareholders	499,151
Professional fees	17,203
Reports to shareholders	20,927
Registration fees	14,986
Trustees' fees and expenses	5,741
Other	49,246
Total expenses before expense reductions	10,739,111
Expense reductions	(10,739,111)
Net investment income (loss)	9,859,217
Net realized gain (loss) allocated from Cash Management Portfolio	86,318
Net increase (decrease) in net assets resulting from operations	$9,945,535

* Net of $2,259,751 Advisor reimbursement allocated from Cash Management Portfolio for the six months ended June 30, 2013.

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012
Operations: Net investment income	$9,859,217	$24,050,807
Net realized gain (loss)	86,318	109,867
Net increase (decrease) in net assets resulting from operations	9,945,535	24,160,674
Distributions to shareholders from: Net investment income: Institutional Shares	(9,857,631)	(24,050,782)
Fund share transactions: Proceeds from shares sold	86,195,407,727	163,473,697,613
Reinvestment of distributions	6,038,686	15,650,092
Payments for shares redeemed	(85,747,579,313)	(159,083,134,198)
Net increase (decrease) in net assets from Fund share transactions	453,867,100	4,406,213,507
Increase (decrease) in net assets	453,955,004	4,406,323,399
Net assets at beginning of period	19,292,964,338	14,886,640,939
Net assets at end of period (including undistributed net investment income of $1,611 and $25, respectively)	$19,746,919,342	$19,292,964,338
Other Information
Shares outstanding at beginning of period	19,294,267,697	14,888,054,190
Shares sold	86,195,407,727	163,473,697,613
Shares issued to shareholders in reinvestment of distributions	6,038,686	15,650,092
Shares redeemed	(85,747,579,313	(159,083,134,198)
Net increase (decrease) in Fund shares	453,867,100	4,406,213,507
Shares outstanding at end of period	19,748,134,797	19,294,267,697

The accompanying notes are an integral part of the financial statements.

Financial Highlights
Institutional Shares
			Years Ended December 31,
	Six Months Ended 6/30/13 (Unaudited)		2012	2011	2010	2009	2008
Selected Per Share Data
Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Income from investment operations: Net investment income	.000	a	.001	.001	.002	.004	.028
Net realized gain (loss)a	.000		.000	.000	.000	.000	.000
Total from investment operations	.000	a	.001	.001	.002	.004	.028
Less distributions from: Net investment income	(.000	)a	(.001)	(.001)	(.002)	(.004)	(.028)
Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Total Return (%)b	.05	**	.15	.10	.17	.44	2.80
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	19,747		19,293	14,887	25,925	31,982	19,857
Ratio of expenses before expense reductions, including expenses allocated from Cash Management Portfolio (%)	.27	*	.27	.27	.28	.30	.29
Ratio of expenses after expense reductions, including expenses allocated from Cash Management Portfolio (%)	.14	*	.14	.15	.15	.17	.14
Ratio of net investment income (%)	.10	*	.14	.10	.17	.39	2.83
a Amount is less than $.0005. b Total returns would have been lower had certain expenses not been reduced. * Annualized ** Not annualized

Notes to Financial Statements (Unaudited)

A. Organization and Significant Accounting Policies

DWS Money Market Series (the "Fund") is a diversified investment portfolio of DWS Money Market Trust (the "Trust"), which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Massachusetts business trust. The Fund currently offers one class of shares, Institutional Shares, to investors.

The Fund is a feeder fund that seeks to achieve its investment objective by investing substantially all of its investable assets in a master portfolio, the Cash Management Portfolio (the "Portfolio''), an open-end management investment company registered under the 1940 Act and organized as a New York trust advised by Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor''), an indirect, wholly owned subsidiary of Deutsche Bank AG. A master/feeder fund structure is one in which a fund (a "feeder fund"), instead of investing directly in a portfolio of securities, invests most or all of its investment assets in a separate registered investment company (the "master fund") with substantially the same investment objective and policies as the feeder fund. Such a structure permits the pooling of assets of two or more feeder funds, preserving separate identities or distribution channels at the feeder fund level. At June 30, 2013, the Fund owned approximately 79% of the Portfolio.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements. The financial statements of the Portfolio, including the Investment Portfolio, are contained elsewhere in this report and should be read in conjunction with the Fund's financial statements.

Security Valuation. The Fund records its investment in the Portfolio at value, which reflects its proportionate interest in the net assets of the Portfolio. Valuation of the securities held by the Portfolio is discussed in the notes to the Portfolio's financial statements included elsewhere in this report.

Disclosure about the classification of fair value measurements is included in a table following the Portfolio's Investment Portfolio.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders.

Under the Regulated Investment Company Modernization Act of 2010, net capital losses incurred post-enactment may be carried forward indefinitely, and their character is retained as short-term and/or long-term. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

At December 31, 2012, the Fund had a net tax basis capital loss carryforward of approximately $984,000 of pre-enactment losses, which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until December 31, 2018, the expiration date, whichever occurs first.

The Fund has reviewed the tax positions for the open tax years as of December 31, 2012 and has determined that no provision for income tax is required in the Fund's financial statements. The Fund's federal tax returns for the prior three fiscal periods/years remain open subject to examination by the Internal Revenue Service.

Distribution of Income and Gains. Net investment income of the Fund is declared as a daily dividend and is distributed to shareholders monthly. The Fund may take into account capital gains and losses in its daily dividend declarations. The Fund may also make additional distributions for tax purposes if necessary.

Permanent book and tax differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax differences will reverse in a subsequent period. There were no significant book to tax differences for the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. The Fund receives an allocation of the Portfolio's net investment income and net realized gains and losses in proportion to its investment in the Portfolio. Expenses directly attributed to a fund are charged to that fund, while expenses which are attributable to the Trust are allocated among the funds in the Trust on the basis of relative net assets.

B. Fees and Transactions with Affiliates

Management Agreement. Under the Investment Management Agreement with Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor serves as the Investment Manager to the Fund. The Advisor receives a management fee from the Portfolio pursuant to the master/feeder structure listed above in Note A.

Pursuant to the Investment Management Agreement, the Fund pays no management fee to the Advisor so long as the Fund is a feeder fund that invests substantially all of its assets in the Portfolio. In the event the Board of Trustees determines it is in the best interest of the Fund to withdraw its investment from the Portfolio, the Advisor may become responsible for directly managing the assets of the Fund under the Investment Management Agreement. In such event, the Fund would pay the Advisor a management fee as follows:
First $1.5 billion of the Fund's average daily net assets	.1650%
Next $1.75 billion of such net assets	.1500%
Next $1.75 billion of such net assets	.1350%
Over $5 billion of such net assets	.1200%

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee ("Administration Fee") of 0.10% of the Fund's average daily net assets, computed and accrued daily and payable monthly.

For the period from January 1, 2013 through September 30, 2013, DIMA has contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund, including expenses of the Portfolio allocated to the Fund, to the extent necessary to maintain the operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) at 0.18% of the Fund's average daily net assets.

In addition, the Advisor has voluntarily agreed to waive its fees and/or reimburse certain operating expenses to the extent necessary to maintain the operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) at 0.14% of the Fund's average daily net assets.

For the six months ended June 30, 2013, the Administration Fee was $10,131,857, all of which was waived.

In addition, the Advisor reimbursed $170,202 of other expenses.

Service Provider Fees. DWS Investments Service Company ("DISC"), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent of the Fund. Pursuant to a sub-transfer agency agreement between DISC and DST Systems. Inc. ("DST"), DISC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DISC compensates DST out of the shareholder servicing fee it receives from the Fund. For the six months ended June 30, 2013, the amounts charged to the Fund by DISC aggregated $432,903, all of which was waived.

For the six months ended June 30, 2013, the Advisor reimbursed the Fund $4,149 of sub-recordkeeping expense.

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing typesetting and certain regulatory filing services to the Fund. For the six months ended June 30, 2013, the amount charged to the Fund by DIMA included in the Statement of Operations under "reports to shareholders" aggregated $9,170, of which $4,479 is unpaid.

Trustees' Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and Vice Chairperson and to each committee Chairperson.

C. Concentration of Ownership

From time to time the Fund may have a concentration of several shareholder accounts holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Fund.

At June 30, 2013, there were three shareholder accounts that each held approximately 13%, 11% and 10% of the outstanding shares of the Fund, respectively.

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees and other Fund expenses. Examples of transaction costs include account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses; had it not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (January 1, 2013 to June 30, 2013).

The tables illustrate your Fund's expenses in two ways:

•Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

•Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

Expenses and Value of a $1,000 Investment for the six months ended June 30, 2013 (Unaudited)
Actual Fund Return*	Institutional Shares
Beginning Account Value 1/1/13	$1,000.00
Ending Account Value 6/30/13	$1,000.48
Expenses Paid per $1,000**	$.69
Hypothetical 5% Fund Return*	Institutional Shares
Beginning Account Value 1/1/13	$1,000.00
Ending Account Value 6/30/13	$1,024.10
Expenses Paid per $1,000**	$.70

* Expenses include amounts allocated proportionally from the master portfolio.

** Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 181 (the number of days in the most recent six-month period), then divided by 365.

Annualized Expense Ratio	Institutional Shares
DWS Money Market Series	.14%

For more information, please refer to the Fund's prospectus.

For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to http://apps.finra.org/fundanalyzer/1/fa.aspx.

(The following financial statements of the Cash Management Portfolio should be read in conjunction with the Fund's financial statements.)

Investment Portfolio as of June 30, 2013 (Unaudited)
	Principal Amount ($)	Value ($)

Certificates of Deposit and Bank Notes 13.7%
Banco del Estado de Chile:
0.26%, 10/16/2013	34,550,000	34,550,000
0.26%, 11/12/2013	50,000,000	50,000,000
0.27%, 11/14/2013	35,500,000	35,500,000
Bank of Nova Scotia, 0.27%, 12/11/2013	32,000,000	32,002,885
BNP Paribas, 0.37%, 7/2/2013	35,954,000	35,954,219
Caisse des Depots et Consignations, 1.25%, 9/20/2013	22,000,000	22,046,818
Canadian Imperial Bank of Commerce, 1.45%, 9/13/2013	10,014,000	10,037,683
China Construction Bank Corp.:
0.39%, 8/30/2013	65,000,000	65,000,000
0.4%, 9/10/2013	40,000,000	40,000,000
Credit Suisse:
0.24%, 8/30/2013	95,862,000	95,862,000
0.25%, 8/8/2013	157,500,000	157,500,000
DnB Bank ASA:
0.19%, 10/3/2013	194,956,000	194,956,000
0.225%, 7/3/2013	59,000,000	59,000,000
0.23%, 11/20/2013	160,000,000	160,000,000
DZ Bank AG:
0.19%, 10/1/2013	108,000,000	108,000,000
0.21%, 8/2/2013	133,000,000	133,000,000
0.21%, 8/12/2013	45,750,000	45,750,000
Industrial & Commercial Bank of China:
0.32%, 7/1/2013	65,000,000	65,000,000
0.4%, 8/9/2013	177,500,000	177,500,000
0.4%, 8/28/2013	94,000,000	94,000,000
0.4%, 9/6/2013	45,480,000	45,480,000
Inter-American Development Bank, 1.625%, 7/15/2013	25,000,000	25,014,420
International Business Machines Corp., 1.25%, 5/12/2014	35,000,000	35,294,750
Kreditanstalt Fuer Wiederaufbau:
0.211%, 2/28/2014	50,000,000	49,979,470
0.22%, 4/11/2014	72,000,000	71,979,188
Microsoft Corp., 0.875%, 9/27/2013	6,151,000	6,160,349
Mitsubishi UFJ Trust & Banking Corp., 0.22%, 7/22/2013	60,500,000	60,500,000
Mizuho Corporate Bank Ltd.:
0.23%, 9/9/2013	70,000,000	70,000,000
0.24%, 8/9/2013	100,000,000	100,000,000
Natixis, 0.19%, 7/2/2013	44,000,000	44,000,000
Nordea Bank Finland PLC:
0.25%, 9/9/2013	157,000,000	157,000,000
0.25%, 9/16/2013	25,000,000	25,000,000
0.27%, 7/8/2013	150,000,000	150,000,000
Norinchukin Bank:
0.14%, 7/11/2013	67,000,000	67,000,000
0.23%, 9/13/2013	50,000,000	50,000,000
0.24%, 8/9/2013	58,000,000	58,000,000
Oversea-Chinese Banking Corp., Ltd., 0.25%, 9/9/2013	50,000,000	50,000,000
Rabobank Nederland NV:
0.27%, 9/9/2013	52,500,000	52,500,000
0.27%, 11/5/2013	114,000,000	114,000,000
0.405%, 1/8/2014	44,000,000	44,031,374
Skandinaviska Enskilda Banken AB, 0.22%, 10/28/2013	50,000,000	49,999,174
Sumitomo Mitsui Banking Corp., 0.24%, 8/23/2013	118,000,000	118,000,000
Svenska Handelsbanken AB:
0.185%, 9/24/2013	100,000,000	100,001,180
0.225%, 7/12/2013	94,000,000	94,000,143
0.28%, 7/23/2013	119,000,000	119,000,363
Toronto-Dominion Bank, 0.455%, 7/26/2013	41,000,000	41,006,552
Total Certificates of Deposit and Bank Notes (Cost $3,413,606,568)		3,413,606,568

Commercial Paper 38.2%
Issued at Discount** 35.3%
Antalis U.S. Funding Corp.:
144A, 0.17%, 7/3/2013	34,350,000	34,349,676
144A, 0.23%, 7/18/2013	44,450,000	44,445,172
144A, 0.25%, 8/1/2013	29,452,000	29,445,660
ANZ National International Ltd., 0.3%, 10/29/2013	199,000,000	198,801,000
ASB Finance Ltd.:
0.25%, 7/25/2013	12,619,000	12,616,897
0.25%, 12/17/2013	53,951,000	53,887,683
Barclays Bank PLC, 0.17%, 7/22/2013	106,000,000	105,989,488
Bedford Row Funding Corp.:
144A, 0.32%, 7/15/2013	44,125,000	44,119,509
144A, 0.39%, 10/21/2013	53,125,000	53,060,542
144A, 0.42%, 1/3/2014	53,125,000	53,009,719
BMW U.S. Capital LLC, 144A, 0.11%, 7/9/2013	20,000,000	19,999,511
BNZ International Funding Ltd., 144A, 0.26%, 8/8/2013	10,000,000	9,997,256
Caisse Centrale Desjardins du Quebec:
0.195%, 10/15/2013	35,000,000	34,979,904
0.205%, 8/19/2013	24,621,000	24,614,130
Caisse des Depots et Consignations:
144A, 0.21%, 7/9/2013	50,000,000	49,997,667
144A, 0.22%, 9/5/2013	20,000,000	19,991,933
144A, 0.25%, 12/3/2013	95,000,000	94,897,743
144A, 0.255%, 12/13/2013	118,000,000	117,862,087
144A, 0.26%, 9/27/2013	100,000,000	99,936,444
144A, 0.26%, 10/1/2013	160,000,000	159,893,689
144A, 0.265%, 10/25/2013	37,000,000	36,968,406
144A, 0.275%, 10/9/2013	56,000,000	55,957,222
144A, 0.275%, 10/15/2013	70,000,000	69,943,319
144A, 0.28%, 10/17/2013	35,000,000	34,970,600
Canada:
0.16%, 8/23/2013	10,000,000	9,997,644
0.18%, 11/15/2013	50,000,000	49,965,750
Caterpillar Financial Services Corp., 0.12%, 9/16/2013	2,001,000	2,000,486
Collateralized Commercial Paper Co., LLC, 0.24%, 8/6/2013	175,000,000	174,958,000
Collateralized Commercial Paper II Co., LLC:
144A, 0.225%, 9/16/2013	129,000,000	128,937,919
144A, 0.225%, 9/17/2013	150,000,000	149,926,875
144A, 0.225%, 10/3/2013	123,000,000	122,927,737
144A, 0.25%, 7/9/2013	50,000,000	49,997,222
CPPIB Capital, Inc., 0.18%, 7/16/2013	70,000,000	69,994,750
DBS Bank Ltd.:
144A, 0.24%, 7/18/2013	60,000,000	59,993,200
144A, 0.25%, 7/8/2013	25,000,000	24,998,785
144A, 0.25%, 9/12/2013	29,200,000	29,185,197
DnB Bank ASA, 0.24%, 9/5/2013	132,797,000	132,738,569
Erste Abwicklungsanstalt:
0.2%, 9/5/2013	50,000,000	49,981,667
0.2%, 10/30/2013	50,000,000	49,966,389
0.21%, 7/15/2013	100,000,000	99,991,833
0.21%, 8/27/2013	65,000,000	64,978,387
0.22%, 11/5/2013	50,000,000	49,961,194
0.23%, 8/23/2013	22,500,000	22,492,381
0.23%, 9/10/2013	65,000,000	64,970,515
0.24%, 8/1/2013	52,000,000	51,989,253
0.245%, 9/13/2013	50,000,000	49,974,819
0.245%, 10/16/2013	34,600,000	34,574,804
0.25%, 9/12/2013	15,000,000	14,992,396
0.26%, 10/7/2013	50,000,000	49,964,611
0.39%, 7/16/2013	30,000,000	29,995,125
0.39%, 7/17/2013	100,000,000	99,982,667
0.39%, 7/22/2013	30,500,000	30,493,061
0.4%, 10/11/2013	40,000,000	39,954,667
0.41%, 8/1/2013	75,000,000	74,973,521
0.425%, 7/8/2013	22,000,000	21,998,182
0.425%, 8/1/2013	25,000,000	24,990,851
0.43%, 7/19/2013	50,000,000	49,989,250
0.43%, 8/13/2013	19,200,000	19,190,139
0.43%, 11/29/2013	45,000,000	44,918,838
0.52%, 7/17/2013	25,000,000	24,994,222
0.53%, 7/1/2013	50,000,000	50,000,000
Exxon Mobil Corp., 0.09%, 7/29/2013	106,500,000	106,492,545
General Electric Capital Corp.:
0.23%, 10/3/2013	100,000,000	99,939,944
0.23%, 10/21/2013	1,529,000	1,527,906
0.23%, 12/9/2013	125,000,000	124,871,424
Gotham Funding Corp., 144A, 0.17%, 7/1/2013	90,242,000	90,242,000
Hannover Funding Co., LLC, 0.24%, 8/15/2013	30,000,000	29,991,000
Kells Funding LLC:
144A, 0.22%, 9/18/2013	47,000,000	46,977,309
144A, 0.225%, 11/14/2013	100,000,000	99,915,000
144A, 0.23%, 9/18/2013	100,000,000	99,949,528
144A, 0.235%, 12/2/2013	150,000,000	149,849,208
144A, 0.24%, 9/18/2013	29,250,000	29,234,595
144A, 0.25%, 9/17/2013	95,000,000	94,948,542
144A, 0.25%, 9/20/2013	98,000,000	97,944,875
144A, 0.25%, 10/3/2013	35,000,000	34,977,153
144A, 0.255%, 12/2/2013	50,000,000	49,945,458
144A, 0.255%, 12/9/2013	100,000,000	99,885,958
144A, 0.26%, 8/14/2013	50,000,000	49,984,111
144A, 0.26%, 8/15/2013	31,000,000	30,989,925
144A, 0.28%, 7/24/2013	125,000,000	124,977,639
144A, 0.3%, 7/16/2013	50,000,000	49,993,750
Kreditanstalt Fuer Wiederaufbau:
144A, 0.17%, 10/30/2013	70,000,000	69,960,003
144A, 0.19%, 8/20/2013	44,000,000	43,988,389
144A, 0.19%, 9/5/2013	24,000,000	23,991,640
144A, 0.195%, 8/12/2013	103,500,000	103,476,454
144A, 0.2%, 7/5/2013	128,491,000	128,488,145
144A, 0.2%, 7/15/2013	125,000,000	124,990,278
LMA Americas LLC, 144A, 0.2%, 7/29/2013	44,500,000	44,493,078
Macquarie Bank Ltd., 144A, 0.21%, 7/2/2013	63,204,000	63,203,631
Manhattan Asset Funding Co., LLC, 144A, 0.2%, 7/11/2013	46,000,000	45,997,444
Matchpoint Master Trust:
0.17%, 7/15/2013	45,000,000	44,997,025
0.19%, 8/16/2013	73,500,000	73,482,156
MetLife Short Term Funding LLC, 144A, 0.15%, 8/13/2013	13,998,000	13,995,492
Natixis U.S. Finance Co., LLC, 0.16%, 7/2/2013	24,000,000	23,999,893
Nederlandse Waterschapsbank NV:
0.2%, 10/7/2013	23,000,000	22,987,478
0.27%, 9/23/2013	50,000,000	49,968,500
Nestle Finance International Ltd.:
0.1%, 7/3/2013	2,500,000	2,499,986
0.2%, 9/16/2013	168,500,000	168,427,919
Nieuw Amsterdam Receivables Corp.:
144A, 0.18%, 7/22/2013	39,000,000	38,995,905
144A, 0.2%, 8/7/2013	132,500,000	132,472,764
Nordea North America, Inc.:
0.24%, 11/8/2013	74,200,000	74,135,693
0.27%, 7/22/2013	150,000,000	149,976,375
0.275%, 7/16/2013	100,000,000	99,988,542
Oesterreichische Kontrollbank AG, 0.15%, 8/12/2013	9,681,000	9,679,306
Oversea-Chinese Banking Corp., Ltd., 0.17%, 8/1/2013	40,000,000	39,994,144
Proctor & Gamble Co., 0.16%, 8/1/2013	23,500,000	23,496,762
Province of Ontario Canada:
0.12%, 8/30/2013	15,200,000	15,196,960
0.16%, 11/27/2013	5,497,000	5,493,360
PSP Capital, Inc.:
0.12%, 7/15/2013	56,495,000	56,492,364
0.22%, 9/25/2013	25,000,000	24,986,861
Regency Markets No. 1 LLC:
144A, 0.15%, 7/2/2013	40,000,000	39,999,833
144A, 0.16%, 7/5/2013	3,254,000	3,253,942
144A, 0.16%, 7/11/2013	33,579,000	33,577,508
144A, 0.17%, 7/16/2013	103,482,000	103,474,670
144A, 0.17%, 7/31/2013	22,507,000	22,503,812
144A, 0.18%, 7/22/2013	50,000,000	49,994,750
Scaldis Capital LLC:
0.17%, 7/15/2013	40,000,000	39,997,356
0.19%, 7/25/2013	8,000,000	7,998,987
0.199%, 8/12/2013	75,000,000	74,982,500
0.2%, 8/2/2013	80,000,000	79,985,778
Sinopec Century Bright Capital Investment Ltd., 0.27%, 7/11/2013	60,000,000	59,995,500
Skandinaviska Enskilda Banken AB:
0.22%, 7/2/2013	38,000,000	37,999,768
0.22%, 7/3/2013	100,000,000	99,998,778
0.235%, 10/3/2013	140,000,000	139,914,094
Standard Chartered Bank:
0.24%, 7/15/2013	150,000,000	149,986,000
0.27%, 7/11/2013	258,673,000	258,653,600
Starbird Funding Corp., 144A, 0.18%, 8/19/2013	25,000,000	24,993,875
Sumitomo Mitsui Banking Corp., 0.23%, 9/10/2013	57,000,000	56,974,144
Svenska Handelsbanken AB:
0.21%, 11/7/2013	114,000,000	113,914,215
0.275%, 7/31/2013	148,550,000	148,515,957
Target Corp., 0.09%, 7/1/2013	38,743,000	38,743,000
The Army & Air Force Exchange Service:
0.1%, 7/15/2013	9,000,000	8,999,650
0.1%, 7/22/2013	5,400,000	5,399,685
0.1%, 7/23/2013	25,000,000	24,998,472
0.11%, 7/29/2013	23,500,000	23,497,989
Thunder Bay Funding LLC, 144A, 0.25%, 11/1/2013	20,000,000	19,982,917
Toronto-Dominion Holdings U.S.A., Inc., 0.12%, 7/12/2013	12,494,000	12,493,542
Unilever Capital Corp., 0.09%, 7/9/2013	13,605,000	13,604,728
Victory Receivables Corp.:
144A, 0.17%, 7/18/2013	55,000,000	54,995,585
144A, 0.17%, 7/19/2013	43,837,000	43,833,274
144A, 0.19%, 7/11/2013	27,552,000	27,550,546
144A, 0.2%, 7/16/2013	100,563,000	100,554,620
Wal-Mart Stores, Inc., 0.09%, 9/16/2013	7,000,000	6,998,653
Working Capital Management Co.:
144A, 0.16%, 7/1/2013	5,280,000	5,280,000
144A, 0.18%, 7/2/2013	30,000,000	29,999,850
		8,776,818,158
Issued at Par* 2.9%
ASB Finance Ltd., 144A, 0.403%, 9/4/2013	52,500,000	52,500,000
Atlantic Asset Securitization LLC:
144A, 0.243%, 9/4/2013	30,000,000	29,999,531
144A, 0.254%, 10/4/2013	100,000,000	100,000,000
Australia & New Zealand Banking Group Ltd., 144A, 0.31%, 12/6/2013	125,000,000	125,000,000
Barton Capital LLC, 144A, 0.27%, 11/4/2013	30,000,000	30,000,000
BNZ International Funding Ltd., 144A, 0.356%, 10/23/2013	50,000,000	50,000,000
Kells Funding LLC:
144A, 0.252%, 11/12/2013	87,000,000	87,000,000
144A, 0.291%, 10/21/2013	53,000,000	53,000,135
144A, 0.343%, 9/3/2013	50,000,000	50,000,000
Westpac Banking Corp.:
144A, 0.283%, 9/3/2013	49,000,000	49,000,000
144A, 0.31%, 11/29/2013	100,000,000	100,000,000
		726,499,666
Total Commercial Paper (Cost $9,503,317,824)		9,503,317,824

Government & Agency Obligations 5.4%
Other Government Related (a) 0.3%
European Investment Bank, 3.0%, 4/8/2014	61,700,000	62,994,269
U.S. Government Sponsored Agencies 2.8%
Federal Farm Credit Bank, 0.19%, 12/13/2013	30,000,000	30,000,000
Federal Home Loan Bank:
0.125%, 6/18/2014	12,100,000	12,094,107
0.13%, 3/19/2014	26,000,000	25,996,520
0.14%*, 7/25/2013	35,000,000	34,999,883
0.15%*, 11/8/2013	20,000,000	19,997,165
0.16%, 12/19/2013	23,160,000	23,159,305
0.175%*, 11/4/2013	22,000,000	21,998,081
0.25%, 9/6/2013	25,000,000	25,007,595
0.27%, 7/3/2013	35,000,000	35,000,000
0.375%, 11/27/2013	41,835,000	41,872,206
0.875%, 12/27/2013	25,000,000	25,085,629
Federal Home Loan Mortgage Corp.:
0.089%**, 11/6/2013	25,000,000	24,992,000
0.099%**, 12/19/2013	25,000,000	24,988,125
0.1%**, 12/17/2013	27,000,000	26,987,325
0.1%**, 12/20/2013	34,000,000	33,983,756
0.109%**, 11/19/2013	18,250,000	18,242,137
0.11%**, 1/21/2014	40,000,000	39,975,067
0.11%**, 1/22/2014	41,000,000	40,974,318
0.11%**, 1/23/2014	12,500,000	12,492,132
0.11%**, 2/4/2014	35,000,000	34,976,686
0.138%**, 8/13/2013	27,000,000	26,995,485
0.16%**, 7/1/2013	25,000,000	25,000,000
1.375%, 2/25/2014	27,000,000	27,217,286
Federal National Mortgage Association:
0.12%**, 2/24/2014	22,500,000	22,482,150
1.25%, 2/27/2014	25,000,000	25,180,544
2.75%, 3/13/2014	27,629,000	28,122,954
		707,820,456
U.S. Treasury Obligations 2.3%
U.S. Treasury Bills:
0.047%**, 9/5/2013	15,000,000	14,998,694
0.05%**, 7/18/2013	13,000,000	12,999,693
0.05%**, 9/12/2013	1,000,000	999,899
0.108%**, 4/3/2014	2,638,000	2,635,816
0.177%**, 10/17/2013	291,320,000	291,164,872
U.S. Treasury Notes:
0.25%, 11/30/2013	2,800,000	2,800,918
0.5%, 10/15/2013	7,500,000	7,506,870
0.5%, 11/15/2013	78,000,000	78,112,780
0.75%, 12/15/2013	13,000,000	13,034,772
1.875%, 4/30/2014	75,000,000	76,059,299
2.25%, 5/31/2014	40,000,000	40,764,502
4.0%, 2/15/2014	33,000,000	33,789,503
		574,867,618
Total Government & Agency Obligations (Cost $1,345,682,343)		1,345,682,343

Short-Term Notes* 11.9%
Australia & New Zealand Banking Group Ltd., 144A, 0.338%, 5/12/2014	120,700,000	120,700,000
Bank of Nova Scotia:
0.21%, 8/9/2013	92,600,000	92,600,000
0.22%, 10/10/2013	25,000,000	25,000,000
0.25%, 4/9/2014	200,000,000	200,000,000
0.26%, 1/10/2014	135,000,000	135,000,000
0.412%, 6/24/2019	85,000,000	85,000,000
Canadian Imperial Bank of Commerce, 0.29%, 5/16/2014	176,750,000	176,750,459
China Construction Bank Corp., 0.422%, 10/20/2014	134,500,000	134,500,000
Commonwealth Bank of Australia, 144A, 0.25%, 6/11/2014	165,000,000	165,000,000
JPMorgan Chase Bank NA, 0.355%, 4/22/2019	164,250,000	164,250,000
Kommunalbanken AS:
144A, 0.16%, 2/26/2014	33,000,000	33,000,000
144A, 0.16%, 3/5/2014	100,000,000	100,000,000
Kreditanstalt Fuer Wiederaufbau, 0.457%, 1/17/2014	60,000,000	60,078,340
National Australia Bank Ltd.:
0.272%, 8/13/2013	84,500,000	84,500,000
144A, 0.998%, 4/11/2014	28,765,000	28,923,515
Rabobank Nederland NV:
0.292%, 9/10/2013	100,000,000	100,000,000
0.31%, 5/8/2014	85,000,000	85,000,000
0.345%, 1/27/2014	150,000,000	150,000,000
0.375%, 11/14/2013	50,000,000	50,000,000
Royal Bank of Canada:
0.29%, 4/17/2014	28,500,000	28,500,000
0.29%, 6/17/2014	53,500,000	53,500,000
0.31%, 2/28/2014	115,000,000	115,000,000
Svensk Exportkredit AB, 144A, 0.18%, 6/17/2014	66,600,000	66,600,000
Wells Fargo Bank NA:
0.14%, 10/8/2013	84,000,000	84,000,000
0.183%, 11/22/2013	114,560,000	114,560,000
0.243%, 3/7/2014	125,000,000	125,000,000
Westpac Banking Corp.:
0.243%, 7/24/2013	75,000,000	75,000,000
0.282%, 5/9/2014	107,500,000	107,500,000
0.29%, 4/28/2014	15,000,000	15,000,000
0.31%, 11/15/2013	112,500,000	112,500,000
0.452%, 8/9/2013	82,500,000	82,500,000
Total Short-Term Notes (Cost $2,969,962,314)		2,969,962,314

Time Deposits 16.8%
Australia & New Zealand Banking Group Ltd., 0.1%, 7/2/2013	200,000,000	200,000,000
Bank of Scotland PLC, 0.05%, 7/1/2013	350,000,000	350,000,000
Citibank NA, 0.09%, 7/2/2013	138,000,000	138,000,000
Credit Agricole Corporate & Investment Bank, 0.11%, 7/1/2013	632,000,000	632,000,000
DnB Bank ASA, 0.02%, 7/1/2013	650,000,000	650,000,000
Societe Generale, 0.08%, 7/1/2013	600,000,000	600,000,000
Standard Chartered Bank, 0.04%, 7/1/2013	415,000,000	415,000,000
State Street Bank & Trust Co., 0.01%, 7/1/2013	1,210,000,000	1,210,000,000
Total Time Deposits (Cost $4,195,000,000)		4,195,000,000

Municipal Investments 10.1%
Alaska, Eclipse Funding Trust, Solar Eclipse, State Industrial Development & Experiment, 144A, 0.06%***, 10/1/2014, LIQ: U.S. Bank NA, LOC: U.S. Bank NA	7,540,000	7,540,000
Arizona, Nuveen Premium Income Municipal Fund, Inc., Series T30017-I, 144A, 0.18%***, 8/1/2014, LIQ: Citibank NA	27,900,000	27,900,000
BlackRock MuniHoldings New Jersey Quality Fund, Inc., Series W-7-1727, 144A, AMT, 0.27%***, 7/1/2041, LIQ: Bank of America NA	30,000,000	30,000,000
BlackRock MuniHoldings New York Quality Fund, Inc., Series W-7-2436, 144A, AMT, 0.27%***, 7/1/2041, LIQ: Bank of America NA	40,000,000	40,000,000
BlackRock MuniYield Fund, Inc., Series W-7-2514, 144A, AMT, 0.27%***, 7/1/2041, LIQ: Bank of America NA	25,000,000	25,000,000
California, Clipper Tax-Exempt Certificate Trust, Series 2009-66, 144A, 0.06%***, 5/15/2030, LIQ: State Street Bank & Trust Co.	23,800,000	23,800,000
California, State General Obligation:
Series A, 144A, 0.05%***, 5/1/2040, LOC: Royal Bank of Canada	30,450,000	30,450,000
Series B, 0.05%***, 5/1/2040, LOC: Barclays Bank PLC	30,000,000	30,000,000
California, Wells Fargo State Trusts:
Series 25C, 144A, 0.19%***, 11/1/2041, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo Bank NA	9,525,000	9,525,000
Series 16C, 144A, 0.2%***, 9/1/2029, LIQ: Wells Fargo Bank NA	42,515,000	42,515,000
Channahon, IL, Morris Hospital Revenue, 0.06%***, 12/1/2034, LOC: U.S. Bank NA	5,220,000	5,220,000
Charlotte, NC, Certificates of Participation, Series D, 0.18%***, 6/1/2035, LOC: Bank of America NA	93,595,000	93,595,000
Clark County, NV, Airport Revenue, Series D-2B, 0.06%***, 7/1/2040, LOC: Royal Bank of Canada	37,500,000	37,500,000
Colorado, RBC Municipal Products, Inc. Trust, Series E-25, 144A, AMT, 0.09%***, 11/15/2025, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada	22,000,000	22,000,000
Federal Home Loan Mortgage Corp., Multi-Family Variable Rate Certificates, "A", Series M024, AMT, 0.1%***, 7/15/2050, LIQ: Freddie Mac	18,695,000	18,695,000
Gulf Coast, TX, Waste Disposal Authority, Exxon Mobil Project, AMT, 0.06%***, 12/1/2025	25,000,000	25,000,000
Hawaii, Wells Fargo Stage Trust, Series 54C, 144A, 0.19%***, 4/1/2029, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo Bank NA	9,235,000	9,235,000
Illinois, State Finance Authority Revenue, Presbyterian Homes, 0.07%***, 9/1/2024, LOC: Northern Trust Co.	20,030,000	20,030,000
Illinois, Wells Fargo Stage Trust, Series 50C, 144A, 0.06%***, 11/15/2035, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo Bank NA	9,110,000	9,110,000
Indiana, State Finance Authority, Industrial Revenue, Midwest Fertilizer Corp. Project, 0.2%***, 7/1/2046	50,000,000	50,000,000
Kentucky, State Housing Corp. Revenue, Series O, 0.19%***, 1/1/2036, SPA: State Street Bank & Trust Co.	16,660,000	16,660,000
Kentucky, State Housing Corp., Housing Revenue, Series F, AMT, 0.09%***, 7/1/2029, SPA: PNC Bank NA	20,540,000	20,540,000
Lee County, FL, Industrial Development Authority, Improvement Hope Hospice Project, 0.08%***, 10/1/2027, LOC: Northern Trust Co.	19,600,000	19,600,000
Louisville & Jefferson County, KY, Regional Airport Authority, UPS Worldwide Forwarding, Series A, AMT, 0.05%***, 1/1/2029	27,000,000	27,000,000
Lower Neches Valley, TX, Industrial Development Corp., Series B-2, AMT, 0.04%***, 12/1/2039, GTY: Exxon Mobil Corp.	8,450,000	8,450,000
Maine, State Housing Authority, Mortgage Revenue, Series E-2, AMT, 0.07%***, 11/15/2041, SPA: State Street Bank & Trust Co.	8,000,000	8,000,000
Maryland, State Health & Higher Educational Facilities Authority Revenue, Adventist Healthcare, Series A, 0.06%***, 1/1/2035, LOC: Union Bank NA	58,000,000	58,000,000
Massachusetts, JPMorgan Chase Putters/Drivers Trust, Various States, Series 4320, 144A, 0.07%***, 5/31/2016, LIQ: JPMorgan Chase Bank NA	17,600,000	17,600,000
Massachusetts, State Department of Transportation, Metropolitan Highway Systems Revenue, Contract Assistance, Series A2, 0.05%***, 1/1/2037, SPA: Bank of Tokyo-Mitsubishi UFJ	19,100,000	19,100,000
Massachusetts, State Health & Educational Facilities Authority Revenue, Boston University, Series N, 0.18%***, 10/1/2034, LOC: Bank of America NA	13,670,000	13,670,000
Metropolitan Washington, DC, Airport Authority Systems Revenue:
Series C-1, 144A, AMT, 0.05%***, 10/1/2033, LOC: Barclays Bank PLC	63,050,000	63,050,000
Series C-2, 0.06%***, 10/1/2039, LOC: Barclays Bank PLC	13,880,000	13,880,000
Michigan, Finance Authority, School Loan:
Series C, 0.16%***, 9/1/2050, LOC: Bank of Montreal	21,000,000	21,000,000
Series B, 0.17%***, 9/1/2050, LOC: PNC Bank NA	25,000,000	25,000,000
Michigan, RBC Municipal Products, Inc. Trust:
Series L-27, 144A, AMT, 0.11%***, 3/1/2031, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada	19,245,000	19,245,000
Series L-25, 144A, AMT, 0.11%***, 9/1/2033, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada	66,745,000	66,745,000
Minnesota, State Housing Finance Agency, Residential Housing Finance, Series C, AMT, 0.07%***, 7/1/2048, LIQ: Federal Home Loan Bank	8,000,000	8,000,000
Minnesota, State Office of Higher Education Revenue, Supplementary Student:
Series A, AMT, 0.06%***, 10/1/2046, LOC: U.S. Bank NA	22,500,000	22,500,000
Series A, 0.18%***, 12/1/2043, LOC: U.S. Bank NA	11,500,000	11,500,000
Mississippi, State Business Finance Commission, Gulf Opportunity Zone, Chevron U.S.A., Inc.:
Series E, 0.05%***, 12/1/2030, GTY: Chevron Corp.	20,000,000	20,000,000
Series K, 0.05%***, 11/1/2035, GTY: Chevron Corp.	16,000,000	16,000,000
New Hampshire, State Health & Education Facilities Authority Revenue, Higher Education Loan Corp., Series A, 0.15%***, 12/1/2032, LOC: Royal Bank of Canada	18,778,000	18,778,000
New Mexico, Wells Fargo Stage Trust, Series 40C, 144A, 0.18%***, 8/1/2039, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo Bank NA	9,265,000	9,265,000
New York, RIB Floater Trust, Series 1WE, 144A, 0.13%***, 9/30/2013, LIQ: Barclays Bank PLC	69,250,000	69,250,000
New York, State Housing Finance Agency Revenue, 88 Leonard Street, Series A, 144A, 0.21%***, 11/1/2037, LOC: Landesbank Hessen-Thuringen	11,750,000	11,750,000
New York, State Mortgage Agency, Homeowner Mortgage Revenue, Series 153, AMT, 0.1%***, 4/1/2047, SPA: Barclays Bank PLC	12,295,000	12,295,000
New York City, NY, Municipal Water Finance Authority, Water & Sewer Systems Revenue:
Series B, 0.04%***, 6/15/2032, SPA: California State Teacher's Retirement System	11,400,000	11,400,000
Series A-1, 0.04%***, 6/15/2044, SPA: Mizuho Corporate Bank	14,200,000	14,200,000
Series TR-T30001-I, 144A, 0.18%***, 6/15/2044, LIQ: Citibank NA	8,000,000	8,000,000
New York, NY, General Obligation, Series E, 0.08%***, 8/1/2034, LOC: Bank of America NA	16,195,000	16,195,000
Nuveen Dividend Advantage Municipal Fund, Series T30016-I, 144A, 0.18%***, 8/1/2014, LIQ: Citibank NA	70,300,000	70,300,000
Nuveen Select Quality Municipal Fund, Inc., Series 1-2525, 144A, AMT, 0.16%***, 5/1/2041, LIQ: Barclays Bank PLC	40,000,000	40,000,000
Ohio, State Higher Educational Facility Commission, Cleveland Clinic Health System, Series B-3, 0.05%***, 1/1/2039, LIQ: U.S. Bank NA	25,285,000	25,285,000
Ohio, State Housing Finance Agency, Residential Mortgage Revenue, Mortgage-Backed Securities Program, Series N, AMT, 0.11%***, 9/1/2036, SPA: State Street Bank & Trust Co.	83,500,000	83,500,000
Ohio, Wells Fargo Stage Trust, Series 12C, 144A, 0.18%***, 3/1/2031, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo Bank NA	28,550,000	28,550,000
Oklahoma, Wells Fargo Stage Trust, Series 67C, 144A, 0.19%***, 9/1/2037, LIQ: Wells Fargo Bank NA	43,245,000	43,245,000
Palm Beach County, FL, Benjamin Private School Project Revenue, 0.08%***, 7/1/2025, LOC: Northern Trust Co.	11,475,000	11,475,000
Pennsylvania, State Economic Development Financing Authority, Unemployment Compensation Revenue, Series C, 0.06%***, 7/1/2024, LOC: PNC Bank NA	44,720,000	44,720,000
Puerto Rico, RIB Floater Trust, Series 8WE, 144A, 0.11%***, 9/30/2014, LOC: Barclays Bank PLC	37,550,000	37,550,000
San Francisco City & County, CA, Airports Commission, Series 36A, 0.07%***, 5/1/2026, LOC: U.S. Bank NA	21,900,000	21,900,000
San Jose, CA, Financing Authority:
Series F, 0.13%***, 6/1/2034, LOC: Bank of America NA	56,760,000	56,760,000
Series E2, 0.14%***, 6/1/2025, LOC: U.S. Bank NA	11,230,000	11,230,000
San Jose, CA, Financing Authority Lease Revenue, Ice Center, Series E1, 0.16%***, 6/1/2025, LOC: Bank of America NA	11,240,000	11,240,000
San Jose, CA, Redevelopment Agency, 0.3%, 12/10/2013	12,500,000	12,500,000
Suffolk County, NY, Industrial Development Agency, St. Anthony's High School Civic, 0.04%***, 12/1/2036, LOC: U.S. Bank NA, Sovereign Bank NA	11,040,000	11,040,000
Sweetwater County, WY, Pollution Control Revenue, PacifiCorp Project, Series A, 0.07%***, 12/1/2020, LOC: Bank of Nova Scotia	8,000,000	8,000,000
Tennessee, Tennergy Corp., Gas Revenue, Stars Certificates, Series 2006-001, 144A, 0.11%***, 5/1/2016, LOC: BNP Paribas	23,310,000	23,310,000
Texas, JPMorgan Chase Putters/Drivers Trust, Various States:
Series 4263, 144A, 0.07%***, 8/30/2013, LIQ: JPMorgan Chase Bank NA	148,255,000	148,255,000
Series 4264, 144A, 0.07%***, 8/30/2013, LIQ: JPMorgan Chase Bank NA	37,600,000	37,600,000
Texas, State General Obligation, Series E, 0.13%***, 12/1/2026, SPA: JPMorgan Chase Bank NA	19,000,000	19,000,000
Texas, State Transportation Revenue, 2.5%, 8/30/2013	206,000,000	206,774,194
Texas, State Veterans Housing Assistance Fund II, Series A, 144A, AMT, 0.1%***, 6/1/2034, SPA: Landesbank Hessen-Thuringen	16,765,000	16,765,000
Texas, Wells Fargo Stage Trust, Series 20C, 144A, AMT, 0.25%***, 5/1/2038, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo Bank NA	16,120,000	16,120,000
University of Alabama, Hospital Revenue, Series B, 0.05%***, 9/1/2042, LOC: Wells Fargo Bank NA	60,000,000	60,000,000
University of Michigan, Series D-2, 0.04%***, 12/1/2029	15,840,000	15,840,000
University of Texas, Financing Systems Revenue, Series B, 0.02%***, 8/1/2039, LIQ: University of Texas Investment Management Co.	95,570,000	95,568,105
Virginia, Capital Beltway Funding Corp., Toll Revenue, Series D, 0.04%***, 12/31/2047, LOC: Bank of Nova Scotia	50,000,000	50,000,000
Virginia, State Small Business Financing Authority, Hospital Revenue, Carilion Clinic Obligation, Series B, 0.05%***, 7/1/2042, LOC: PNC Bank NA	12,000,000	12,000,000
Volusia County, FL, Housing Finance Authority, Multi-Family Housing Revenue, Cape Morris Cove Apartments, Series A, AMT, 0.09%***, 10/15/2042, LOC: JPMorgan Chase Bank NA	6,140,000	6,140,000
Washington, Wells Fargo Stage Trust, Series 69C, 144A, 0.22%***, 10/1/2019, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo Bank NA	23,000,000	23,000,000
Wisconsin, Housing & Economic Development Authority, Home Ownership Revenue, Series B, 0.12%***, 3/1/2033, LOC: Fannie Mae, Freddie Mac	11,740,000	11,740,000
Wyoming, State Student Loan Corp., Revenue, Series A-3, 0.06%***, 12/1/2043, LOC: Royal Bank of Canada	30,000,000	30,000,000
Total Municipal Investments (Cost $2,513,195,299)		2,513,195,299

Repurchase Agreements 2.9%
BNP Paribas, 0.27%, dated 6/13/2013, to be repurchased at $30,007,200 on 7/15/2013 (b)	30,000,000	30,000,000
JPMorgan Securities, Inc., 0.4%, dated 3/18/2013, to be repurchased at $351,430,800 on 3/18/2014 (c)	350,000,000	350,000,000
Merrill Lynch & Co., Inc., 0.17%, dated 3/1/2013, to be repurchased at $200,175,667 on 9/3/2013 (d)	200,000,000	200,000,000
The Toronto-Dominion Bank, 0.1%, dated 6/28/2013, to be repurchased at $150,001,250 on 7/1/2013 (e)	150,000,000	150,000,000
Total Repurchase Agreements (Cost $730,000,000)		730,000,000

	% of Net Assets	Value ($)

Total Investment Portfolio ($24,670,764,348)†	99.0	24,670,764,348
Other Assets and Liabilities, Net	1.0	253,488,179
Net Assets	100.0	24,924,252,527

* Floating rate securities' yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of June 30, 2013.

** Annualized yield at time of purchase; not a coupon rate.

*** Variable rate demand notes and variable rate demand preferred shares are securities whose interest rates are reset periodically at market levels. These securities are payable on demand and are shown at their current rates as of June 30, 2013.

† The cost for federal income tax purposes was $24,670,764,348.

(a) Government-backed debt issued by financial companies or government sponsored enterprises.

(b) Collateralized by:
Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
109,008	International Business Machines Corp.	1.625	5/15/2020	102,278
226,823	KFW	4.0	10/15/2013	231,067
359,484	Macquarie Bank Ltd.	4.1	12/17/2013	366,121
200,809	McDonald's Corp.	5.35	3/1/2018	233,687
28,865,385	Province of Ontario Canada	3.15	12/15/2017	30,668,533
38,300	SpareBank 1 Boligkreditt AS	1.25	10/25/2013	38,483
Total Collateral Value				31,640,169

(c) Collateralized by:
Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
57,667,998	Access Group, Inc.	0.676-1.693	7/25/2034- 7/1/2038	50,926,589
8,532,094	AmeriCredit Automobile Receivables Trust	1.17	1/8/2016	8,555,898
4,275,000	Bear Stearns Commercial Mortgage Securities Trust	5.835	9/11/2042	4,733,671
130,946,474	Bear Stearns Commercial Mortgage Securities Trust — Interest Only	0.103	2/11/2044	1,102,914
8,396,477	Callidus Debt Partners CLO Fund VII Ltd.	1.026	1/21/2021	8,362,275
15,151	Chase Funding Trust	0.773	11/25/2034	14,427
164,310	CIT Home Equity Loan Trust	3.93	3/20/2032	168,266
25,950,000	ECP CLO Ltd.	1.123	3/17/2022	25,557,584
1,786,841	GSAMP Trust	1.093	10/25/2034	1,544,461
5,200,000	Higher Education Funding I	Zero Coupon	1/1/2044	3,609,651
3,782,676	JP Morgan Chase Commercial Mortgage Securities Trust	5.694	2/12/2049	4,090,809
101,047,159	KKR Financial CLO Corp.	1.018	10/15/2017	100,712,257
149,273,875	LB-UBS Commercial Mortgage Trust — Interest Only	0.368	11/15/2040	690,731
8,411,864	Merrill Lynch Mortgage Investors Trust	0.393	8/25/2036	8,126,137
140,486,090	Morgan Stanley Capital I Trust — Interest Only	1.482	6/15/2044	7,134,586
14,550,000	Nelnet Student Loan Trust	Zero Coupon	6/25/2035	11,988,013
28,934,980	Santander Consumer Acquired Receivables Trust	1.44	8/15/2016	29,040,336
55,659,000	SLM Private Credit Student Loan Trust	0.543-0.703	9/15/2033- 12/15/2039	45,670,387
8,605,363	SLM Student Loan Trust	0.383-1.473	12/15/2032- 12/15/2033	8,441,827
50,000,000	U.S. Education Loan Trust IV LLC	0.35	9/1/2047	41,913,629
Total Collateral Value				362,384,448

(d) Collateralized by:
Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
9,350,000	Asian Development Bank	0.875-5.82	6/10/2014- 6/16/2028	10,192,563
20,385,000	Federal Farm Credit Bank	0.29	8/3/2015	20,447,401
39,774,000	Federal Home Loan Bank	Zero Coupon	10/16/2013- 11/20/2013	39,763,343
33,500,000	Federal Home Loan Mortgage Corp.	Zero Coupon	12/11/2025	21,360,270
104,794,000	Federal National Mortgage Association	Zero Coupon- 6.08	10/1/2013- 10/23/2036	104,342,601
3,450,000	Inter-American Development Bank	0.375	11/8/2013	3,455,350
2,894,000	International Bank for Reconstruction & Development	1.125	8/25/2014	2,935,376
2,000,000	International Finance Corp.	1.0-2.125	11/23/2016- 11/17/2017	2,028,883
6,000	U.S. Treasury Bill	Zero Coupon	7/5/2013	6,000
Total Collateral Value				204,531,787

(e) Collateralized by:
Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
3,034,997	Altria Group, Inc.	2.95-4.5	5/2/2023- 5/2/2043	2,785,103
5,506,335	Bank of Nova Scotia	1.45-2.15	7/26/2013- 3/22/2017	5,705,506
30,261	Berkshire Hathaway Finance Corp.	4.4	5/15/2042	28,155
10,000,000	Boeing Co.	3.5	2/15/2015	10,596,906
1,825,387	BP Capital Markets PLC	5.25	11/7/2013	1,869,831
975,000	Caisse Centrale Desjardins du Quebec	1.6-2.55	3/24/2016- 3/6/2017	1,007,922
174,518	Canadian Imperrial Bank	0.9	9/19/2014	175,818
919,013	Cigna Corp.	5.375	2/15/2042	979,260
1,000,000	Citigroup, Inc.	3.5	5/15/2023	895,608
714,239	Coca-Cola Co.	3.625	3/15/2014	737,310
1,313,000	Comcast Corp.	2.85	1/15/2023	1,263,356
1,000,000	Deutsche Bank AG	4.296	5/24/2028	933,170
22,362,520	General Electric Capital Corp.	0.47-6.75	1/8/2016- 3/15/2032	23,593,261
2,000,000	Ingersoll-Rand Global Holding Co., Ltd.	2.875-5.75	1/15/2019- 6/15/2043	1,963,965
15,080,830	JPMorgan Chase & Co.	1.1-4.35	10/15/2015- 8/15/2021	14,896,119
1,000,000	Lorillard Tobacco Co.	3.75	5/20/2023	917,990
1,000,000	McDonald's Corp.	3.625	5/1/2043	874,817
250,000	National Bank of Canada	1.65	1/30/2014	253,396
1,000,000	Northeast Utilities	2.8	5/1/2023	937,708
3,000,000	Pacific LifeCorp.	5.125	1/30/2043	2,767,555
5,220,307	Pepsi Bottling Group, Inc.	7.0	3/1/2029	6,783,267
962,000	Rogers Communications, Inc.	4.5	3/15/2043	881,418
39,306,075	Royal Bank of Canada	0.625-3.125	4/14/2015- 9/19/2017	39,374,012
14,975,000	Shell International Finance BV	4.0	3/21/2014	15,522,902
978,171	The Goldman Sachs Group Inc.	5.75	1/24/2022	1,102,787
268,993	Toronto-Dominion Bank	1.625	9/14/2016	274,587
500,000	Ventas Realty LP	2.7	4/1/2020	477,648
14,104,347	Verizon Communications, Inc.	5.5-6.25	2/15/2018- 4/1/2037	16,306,878
1,000,000	Walt Disney Co.	2.75	8/16/2021	993,735
203,005	Wyeth LLC	5.5	2/1/2014	213,581
Total Collateral Value				155,113,571

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AMT: Subject to alternative minimum tax.

GTY: Guaranty Agreement

Interest Only: Interest Only (IO) bonds represent the interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.

LIQ: Liquidity Facility

LOC: Letter of Credit

SPA: Standby Bond Purchase Agreement

Fair Value Measurements

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Securities held by the Portfolio are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of June 30, 2013 in valuing the Portfolio's investments. For information on the Portfolio's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total

Investments in Securities (f)	$—	$23,940,764,348	$—	$23,940,764,348
Repurchase Agreements	—	730,000,000	—	730,000,000
Total	$—	$24,670,764,348	$—	$24,670,764,348

There have been no transfers between fair value measurement levels during the period ended June 30, 2013.

(f) See Investment Portfolio for additional detailed categorizations.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities
as of June 30, 2013 (Unaudited)
Assets
Investments in non-affiliated securities, valued at amortized cost	$24,670,764,348
Cash	283,233,578
Receivable for investments sold	12,390,000
Interest receivable	10,640,149
Other assets	120,228
Total assets	24,977,148,303
Liabilities
Payable for investments purchased	49,999,174
Accrued management fee	2,101,421
Accrued Trustees' fees	37,718
Other accrued expenses and payables	757,463
Total liabilities	52,895,776
Net assets, at value	$24,924,252,527

The accompanying notes are an integral part of the financial statements.

Statement of Operations
for the six months ended June 30, 2013 (Unaudited)
Investment Income
Income: Interest	$30,719,058
Expenses: Management fee	16,260,524
Administration fee	3,883,817
Custodian fee	133,548
Professional fees	123,479
Reports to shareholders	9,412
Trustees' fees and expenses	348,355
Other	247,226
Total expenses before expense reductions	21,006,361
Expense reductions	(2,889,089)
Total expenses after expense reductions	18,117,272
Net investment income	12,601,786
Net realized gain (loss) from investments	111,817
Net increase (decrease) in net assets resulting from operations	$12,713,603

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012
Operations: Net investment income	$12,601,786	$32,909,674
Net realized gain (loss)	111,817	149,845
Net increase (decrease) in net assets resulting from operations	12,713,603	33,059,519
Capital transactions in shares of beneficial interest: Proceeds from capital invested	105,647,550,277	209,300,376,621
Value of capital withdrawn	(105,545,768,474)	(205,307,855,694)
Net increase (decrease) in net assets from capital transactions in shares of beneficial interest	101,781,803	3,992,520,927
Increase (decrease) in net assets	114,495,406	4,025,580,446
Net assets at beginning of period	24,809,757,121	20,784,176,675
Net assets at end of period	$24,924,252,527	$24,809,757,121

The accompanying notes are an integral part of the financial statements.

Financial Highlights
			Years Ended December 31,
	Six Months Ended 6/30/13 (Unaudited)		2012	2011	2010	2009	2008
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	24,924		24,810	20,784	34,432	42,466	29,653
Ratio of expenses before expense reductions (%)	.16	*	.17	.16	.17	.16	.17
Ratio of expenses after expense reductions (%)	.14	*	.14	.15	.16	.14	.13
Ratio of net investment income (%)	.10	*	.14	.10	.16	.43	2.85
Total Return (%)a,b	.05	**	.14	.11	.17	.48	2.81
a Total return would have been lower had certain expenses not been reduced.
b Total return for the Portfolio was derived from the performance of Cash Reserves Fund Institutional.
* Annualized
** Not annualized

Notes to Financial Statements (Unaudited)

A. Organization and Significant Accounting Policies

Cash Management Portfolio (the "Portfolio'') is registered under the Investment Company Act of 1940, as amended (the "1940 Act''), as an open-end management investment company organized as a New York trust.

The Portfolio is a master fund. A master/feeder fund structure is one in which a fund (a "feeder fund"), instead of investing directly in a portfolio of securities, invests most or all of its investment assets in a separate registered investment company (the "master fund") with substantially the same investment objective and policies as the feeder fund. Such a structure permits the pooling of assets of two or more feeder funds, preserving separate identities or distribution channels at the feeder fund level. The Portfolio may have several feeder funds, including affiliated DWS feeder funds and unaffiliated feeder funds; with a significant ownership percentage of the Portfolio's net assets. Investment activities of these feeder funds could have a material impact on the Portfolio. As of June 30, 2013, Cash Management Fund, Cash Reserves Fund Institutional, Cash Reserves Fund — Prime Series and DWS Money Market Series owned approximately 9%, 6%, 4% and 79%, respectively, of the Portfolio.

The Portfolio's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Portfolio in the preparation of its financial statements.

Security Valuation. Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Portfolio values all securities utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under this method, which does not take into account unrealized capital gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization rate to maturity of any discount or premium. Securities held by the Portfolio are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

Repurchase Agreements. The Portfolio may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, with certain banks and broker/dealers whereby the Portfolio, through its custodian or a sub-custodian bank, receives delivery of the underlying securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the value is equal to at least the principal amount of the repurchase price plus accrued interest. The custodian bank or another designated subcustodian holds the collateral in a separate account until the agreement matures. If the value of the securities falls below the principal amount of the repurchase agreement plus accrued interest, the financial institution deposits additional collateral by the following business day. If the financial institution either fails to deposit the required additional collateral or fails to repurchase the securities as agreed, the Portfolio has the right to sell the securities and recover any resulting loss from the financial institution. If the financial institution enters into bankruptcy, the Portfolio's claims on the collateral may be subject to legal proceedings.

As of June 30, 2013, the Portfolio had investments in repurchase agreements with a gross value of $730,000,000. The value of the related collateral exceeded the value of the repurchase agreements at period end. The detail of the related collateral is included in the footnotes following the Portfolio's Investment Portfolio.

Federal Income Taxes. The Portfolio is considered a Partnership under the Internal Revenue Code, as amended. Therefore, no federal income tax provision is necessary.

It is intended that the Portfolio's assets, income and distributions will be managed in such a way that an investor in the Portfolio will be able to satisfy the requirements of Subchapter M of the Code, assuming that the investor invested all of its assets in the Portfolio.

The Portfolio has reviewed the tax positions for the open tax years as of December 31, 2012 and has determined that no provision for income tax is required in the Portfolio's financial statements. The Portfolio's federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Contingencies. In the normal course of business, the Portfolio may enter into contracts with service providers that contain general indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet been made. However, based on experience, the Portfolio expects the risk of loss to be remote.

Other. Investment transactions are accounted for on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All discounts and premiums are accreted/amortized for both tax and financial reporting purposes.

The Portfolio makes an allocation of its net investment income and realized gains and losses from securities transactions to its investors in proportion to their investment in the Portfolio.

B. Fees and Transactions with Affiliates

Management Agreement. Under the Investment Management Agreement with Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Portfolio.

Under the Investment Management Agreement, the Portfolio pays the Advisor a monthly management fee based on its average daily net assets, computed and accrued daily and payable monthly, at the following annual rates:
First $3.0 billion of the Portfolio's average daily net assets	.1500%
Next $4.5 billion of such net assets	.1325%
Over $7.5 billion of such net assets	.1200%

The Advisor has voluntarily agreed to waive its fees and/or reimburse certain operating expenses to the extent necessary to maintain the operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) at 0.14% of the Fund's average daily net assets. The waiver may be changed or terminated at anytime without notice.

For the six months ended June 30, 2013, the Advisor waived a portion of its management fee aggregating $2,889,089, and the amount charged aggregated $13,371,435, which was equivalent to an annualized effective rate of 0.10% of the Portfolio's average daily net assets.

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Portfolio. For all services provided under the Administrative Services Agreement, the Portfolio pays the Advisor an annual fee ("Administration Fee") of 0.03% of the Portfolio's average daily net assets, computed and accrued daily and payable monthly. For the six months ended June 30, 2013, the Administration Fee was $3,883,817, of which $620,733 is unpaid.

Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing certain regulatory filing services to the Portfolio. For the six months ended June 30, 2013, the amount charged to the Portfolio by DIMA included in the Statement of Operations under "reports to shareholders" aggregated $905, all of which is unpaid.

Trustees' Fees and Expenses. The Portfolio paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and Vice Chairperson and to each committee Chairperson.

C. Line of Credit

The Portfolio and other affiliated funds (the "Participants") share in a $375 million revolving credit facility provided by a syndication of banks. The Portfolio may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus if LIBOR exceeds the Federal Funds Rate the amount of such excess. The Portfolio may borrow up to a maximum of 33 percent of its net assets under the agreement. The Portfolio had no outstanding loans at June 30, 2013.

Other Information

Money Market Fund Reform

In June 2013, the SEC proposed money market fund reform intended to address perceived systemic risks associated with money market funds and to improve transparency for money market fund investors. The Financial Stability Oversight Council (FSOC), a board of U.S. regulators established by the Dodd-Frank Act, had also previously proposed similar recommendations for money market fund reform. If one or more of the SEC or FSOC proposals for money market fund reform were to be adopted in the future, such regulatory action may affect the fund's operations and/or return potential.

Summary of Management Fee Evaluation by Independent Fee Consultant

September 17, 2012

Pursuant to an Order entered into by Deutsche Investment Management Americas and affiliates (collectively, "DeAM") with the Attorney General of New York, I, Thomas H. Mack, have been appointed the Independent Fee Consultant for the DWS Funds (formerly the DWS Scudder Funds). My duties include preparing an annual written evaluation of the management fees DeAM charges the Funds, considering among other factors the management fees charged by other mutual fund companies for like services, management fees DeAM charges other clients for like services, DeAM's costs of supplying services under the management agreements and related profit margins, possible economies of scale if a Fund grows larger, and the nature and quality of DeAM's services, including fund performance. This report summarizes my evaluation for 2012, including my qualifications, the evaluation process for each of the DWS Funds, consideration of certain complex-level factors, and my conclusions. I served in substantially the same capacity in 2007, 2008, 2009, 2010 and 2011.

Qualifications

For more than 35 years I have served in various professional capacities within the investment management business. I have held investment analysis and advisory positions, including securities analyst, portfolio strategist and director of investment policy with a large investment firm. I have also performed business management functions, including business development, financial management and marketing research and analysis.

Since 1991, I have been an independent consultant within the asset management industry. I have provided services to over 125 client organizations, including investment managers, mutual fund boards, product distributors and related organizations. Over the past ten years I have completed a number of assignments for mutual fund boards, specifically including assisting boards with management contract renewal.

I hold a Master of Business Administration degree, with highest honors, from Harvard University and Master of Science and Bachelor of Science (highest honors) degrees from the University of California at Berkeley. I am an independent director and audit committee financial expert for two closed-end mutual funds and have served in various leadership and financial oversight capacities with non-profit organizations.

Evaluation of Fees for each DWS Fund

My work focused primarily on evaluating, fund-by-fund, the fees charged to each of the 103 mutual fund portfolios in the DWS Fund family. For each Fund, I considered each of the key factors mentioned above, as well as any other relevant information. In doing so I worked closely with the Funds' Independent Directors in their annual contract renewal process, as well as in their approval of contracts for several new funds (documented separately).

In evaluating each Fund's fees, I reviewed comprehensive materials provided by or on behalf of DeAM, including expense information prepared by Lipper Analytical, comparative performance information, profitability data, manager histories, and other materials. I also accessed certain additional information from the Lipper and Morningstar databases and drew on my industry knowledge and experience.

To facilitate evaluating this considerable body of information, I prepared for each Fund a document summarizing the key data elements in each area as well as additional analytics discussed below. This made it possible to consider each key data element in the context of the others.

In the course of contract renewal, DeAM agreed to implement a number of fee and expense adjustments requested by the Independent Directors which will favorably impact future fees and expenses, and my evaluation includes the effects of these changes.

Fees and Expenses Compared with Other Funds

The competitive fee and expense evaluation for each fund focused on two primary comparisons:

The Fund's contractual management fee (the advisory fee plus the administration fee where applicable) compared with those of a group of typically 12-15 funds in the same Lipper investment category (e.g. Large Capitalization Growth) having similar distribution arrangements and being of similar size.

The Fund's total expenses compared with a broader universe of funds from the same Lipper investment category and having similar distribution arrangements.

These two comparisons provide a view of not only the level of the fee compared with funds of similar scale but also the total expense the Fund bears for all the services it receives, in comparison with the investment choices available in the Fund's investment category and distribution channel. The principal figure-of-merit used in these comparisons was the subject Fund's percentile ranking against peers.

DeAM's Fees for Similar Services to Others

DeAM provided management fee schedules for all of its US domiciled fund and non-fund investment management accounts in any of the investment categories where there is a DWS Fund. These similar products included the other DWS Funds, non-fund pooled accounts, institutional accounts and sub-advisory accounts. Using this information, I calculated for each Fund the fee that would be charged to each similar product, at the subject Fund's asset level.

Evaluating information regarding non-fund products is difficult because there are varying levels of services required for different types of accounts, with mutual funds generally requiring considerably more regulatory and administrative types of service as well as having more frequent cash flows than other types of accounts. Also, while mutual fund fees for similar fund products can be expected to be similar, there will be some differences due to different pricing conditions in different distribution channels (e.g. retail funds versus those used in variable insurance products), differences in underlying investment processes and other factors.

Costs and Profit Margins

DeAM provided a detailed profitability analysis for each Fund. After making some adjustments so that the presentation would be more comparable to the available industry figures, I reviewed profit margins from investment management alone, from investment management plus other fund services (excluding distribution) provided to the Funds by DeAM (principally shareholder services), and DeAM profits from all sources, including distribution. A later section comments on overall profitability.

Economies of Scale

Economies of scale — an expected decline in management cost per dollar of fund assets as fund assets grow — are very rarely quantified and documented because of inherent difficulties in collecting and analyzing relevant data. However, in virtually every investment category that I reviewed, larger funds tend to have lower fees and lower total expenses than smaller funds. To see how each DWS Fund compares with this industry observation, I reviewed:

The trend in Fund assets over the last five years and the accompanying trend in total expenses. This shows if the Fund has grown and, if so, whether total expense (management fees as well as other expenses) have declined as a percent of assets.

Whether the Fund has break-points in its management fee schedule, the extent of the fee reduction built into the schedule and the asset levels where the breaks take effect, and in the case of a sub-advised Fund how the Fund's break-points compare with those of the sub-advisory fee schedule.

How the Fund's contractual fee schedule compares with trends in the industry data. To accomplish this, I constructed a chart showing how actual latest-fiscal-year contractual fees of the Fund and of other similar funds relate to average fund assets, with the subject Fund's contractual fee schedule superimposed.

Quality of Service — Performance

The quality-of-service evaluation focused on investment performance, which is the principal result of the investment management service. Each Fund's performance was reviewed over the past 1, 3, 5 and 10 years, as applicable, and compared with that of other funds in the same investment category and with a suitable market index.

In addition, I calculated and reviewed risk-adjusted returns relative to an index of similar mutual funds' returns and a suitable market index. The risk-adjusted returns analysis provides a way of determining the extent to which the Fund's return comparisons are mainly the product of investment value-added (or lack thereof) or alternatively taking considerably more or less risk than is typical in its investment category.

I also received and considered the history of portfolio manager changes for each Fund, as this provided an important context for evaluating the performance results.

Complex-Level Considerations

While this evaluation was conducted mainly at the individual fund level, there are some issues relating to the reasonableness of fees that can alternatively be considered across the whole fund complex:

I reviewed DeAM's profitability analysis for all DWS Funds, with a view toward determining if the allocation procedures used were reasonable and how profit levels compared with public data for other investment managers.

I considered whether DeAM and affiliates receive any significant ancillary or "fallout" benefits that should be considered in interpreting the direct profitability results. These would be situations where serving as the investment manager of the Funds is beneficial to another part of the Deutsche Bank organization.

I considered how aggregated DWS Fund expenses had varied over the years, by asset class and in the context of trends in asset levels.

I considered how aggregated DWS Fund performance measures relative to appropriate peers had varied by asset class and over time.

I reviewed the structure of the DeAM organization, trends in staffing levels, and information on compensation of investment management and other professionals compared with industry data.

Findings

Based on the process and analysis discussed above, which included reviewing a wide range of information from management and external data sources and considering among other factors the fees DeAM charges other clients, the fees charged by other fund managers, DeAM's costs and profits associated with managing the Funds, economies of scale, possible fall-out benefits, and the nature and quality of services provided, in my opinion the management fees charged the DWS Funds are reasonable.

Thomas H. Mack

President, Thomas H. Mack & Co., Inc.

Account Management Resources

Investment Management
Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), which is part of Deutsche Asset & Wealth Management, is the investment advisor for the fund. DIMA and its predecessors have more than 80 years of experience managing mutual funds and DIMA provides a full range of investment advisory services to both institutional and retail clients.
DIMA is an indirect, wholly owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution engaged in a wide variety of financial services, including investment management, retail, private and commercial banking, investment banking and insurance.
DWS Investments is the retail brand name in the U.S. for the asset management activities of Deutsche Bank AG and DIMA. As such, DWS is committed to delivering the investing expertise, insight and resources of this global investment platform to American investors.

Proxy Voting
The fund's policies and procedures for voting proxies for portfolio securities and information about how the fund voted proxies related to its portfolio securities during the 12-month period ended June 30 are available on our Web site — www.dws-investments.com (click on "proxy voting"at the bottom of the page) — or on the SEC's Web site — www.sec.gov. To obtain a written copy of the fund's policies and procedures without charge, upon request, call us toll free at (800) 728-3337.

Portfolio Holdings
Following the fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. In addition, each month, information about the fund and its portfolio holdings is filed with the SEC on Form N-MFP. The SEC delays the public availability of the information filed on Form N-MFP for 60 days after the end of the reporting period included in the filing. These forms will be available on the SEC's Web site at www.sec.gov, and they may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330. The fund's portfolio holdings are also posted on www.dws-investments.com from time to time. Please see the fund's current prospectus for more information.

Principal Underwriter	If you have questions, comments or complaints, contact: DWS Investments Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148

For shareholders of Institutional Shares and Institutional Shares MGD:
For More Information	(800) 730-1313 To speak with a DWS Investments service representative.
Web Site
www.dbadvisorsliquidity.com/US
View your account transactions and balances, trade shares, monitor your asset allocation, 24 hours a day.
Obtain prospectuses and applications, blank forms, interactive worksheets, news about DWS funds, subscription to fund updates by e-mail, retirement planning information, and more.

Written Correspondence	DWS Investments Service Company Institutional Money Funds — Client Services PO Box 219210 Kansas City, MO 64121-9210 ifunds@dws.com

For shareholders of Institutional Shares PS and Institutional Shares PRS:
For More Information	(800) 728-3337 To speak with a DWS Investments service representative.
Web Site
www.dws-investments.com
View your account transactions and balances, trade shares, monitor your asset allocation, 24 hours a day.
Obtain prospectuses and applications, blank forms, interactive worksheets, news about DWS funds, subscription to fund updates by e-mail, retirement planning information, and more.

Written Correspondence	DWS Investments PO Box 219151 Kansas City, MO 64121-9151

	Institutional Shares	Institutional Shares MGD	Institutional Shares PS	Institutional Shares PRS
Nasdaq Symbol	ICAXX	MCAXX	SPMXX	SCRXX
Fund Number	2403	2023	2402	2309

The fund currently offers one class of shares, Institutional Shares. Managed Shares ("Institutional Shares MGD"), Prime Reserve Class S Shares ("Institutional Shares PRS") and Premium Class S Shares ("Institutional Shares PS") (the "legacy classes") were combined into Institutional Shares as of the close of business on October 1, 2008. The legacy classes are no longer offered separately. Because the eligibility and minimum investment requirements for each of the legacy classes differ from the Institutional Shares, shareholders of the fund who were shareholders of a legacy class may continue to purchase shares of the fund in accordance with the investment requirements in effect for each applicable legacy class prior to the share classes being combined. Any account privileges previously available to shareholders of the legacy classes remain unchanged.

Privacy Statement
FACTS	What Does Deutsche Asset & Wealth Management Do With Your Personal Information?
Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share and protect your personal information. Please read this notice carefully to understand what we do.

What?
The types of personal information we collect and share can include:
• Social Security number
• Account balances
• Purchase and transaction history
• Bank account information
• Contact information such as mailing address, e-mail address and telephone number

How?
All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information, the reasons Deutsche Asset & Wealth Management chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does Deutsche Asset & Wealth Management share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders or legal investigations	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We do not share
For our affiliates' everyday business purposes — information about your transactions and experiences	No	We do not share
For our affiliates' everyday business purposes — information about your creditworthiness	No	We do not share
For non-affiliates to market to you	No	We do not share

Questions?	Call (800) 728-3337 or e-mail us at dws-investments.info@dws.com

Who we are
Who is providing this notice?	DWS Investments Distributors, Inc.; Deutsche Investment Management Americas Inc.; DeAM Investor Services, Inc.; DWS Trust Company; the DWS Funds
What we do
How does Deutsche Asset & Wealth Management protect my personal information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does Deutsche Asset & Wealth Management collect my personal information?
We collect your personal information, for example. When you:
• open an account
• give us your contact information
• provide bank account information for ACH or wire transactions
• tell us where to send money
• seek advice about your investments

Why can't I limit all sharing?
Federal law gives you the right to limit only
• sharing for affiliates' everyday business purposes — information about your creditworthiness
• affiliates from using your information to market to you
• sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates
Companies related by common ownership or control. They can be financial or non-financial companies. Our affiliates include financial companies with the DWS or Deutsche Bank ("DB") name, such as DB AG Frankfurt and DB Alex Brown.

Non-affiliates
Companies not related by common ownership or control. They can be financial and non-financial companies.
Non-affiliates we share with include account service providers, service quality monitoring services, mailing service providers and verification services to help in the fight against money laundering and fraud.

Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. Deutsche Asset & Wealth Management does not jointly market.

Rev. 09/2012

DWS
INVESTMENTS
Deutsche Bank Group

222 South Riverside Plaza
Chicago, IL 60606-5808

DMMS-3
(R-028299-2 8/13)

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Kenneth C. Froewiss, Independent Chairman, DWS Mutual Funds, P.O. Box 78, Short Hills, NJ 07078.

ITEM 11.	CONTROLS AND PROCEDURES

(a)
The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)
There have been no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	EXHIBITS

	(a)(1)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

Form N-CSRS Item F

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Money Market Series, a series of DWS Money Market Trust

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	August 29, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	August 29, 2013

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	August 29, 2013